Notes to the interim condensed consolidated statement of financial position - Shareholders' equity - Options and share warrants (BSA and BSPCE) (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BSA share warrants | Directors
Disclosure of classes of share capital [line items]
Subscription price per share						€ 0.534
BSA share warrants | Service providers
Disclosure of classes of share capital [line items]
Subscription price per share					€ 0.48
BSA share warrants | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share		€ 2.45	€ 0.29	€ 0.18
BSA 2023 plan | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share	€ 0.20
Exercise price	2.51
BSA- 2 2023 plan | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share	0.31
Exercise price	€ 3.91